Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RANGER EQUITY BEAR ETF (NYSE Arca Ticker: HDGE)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ranger Equity Bear ETF (the “Fund”) seeks capital appreciation through short sales of domestically traded equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year ended June 30, 2013, the Fund's portfolio turnover rate was 697% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	697.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Examplei also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ranger Alternative Management, L.P. (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, exchange-traded funds (“ETFs”) registered pursuant to the 1940 Act, exchange-traded notes (“ETNs”) and other exchange-traded products (collectively, “ETPs”). The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook. On a day-to-day basis, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less for investment purposes and to cover its short positions.

In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis. The assessment of the management team, accounting practices, corporate governance and the company's competitive advantage are all key items. Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment. Once a position is included in the Fund's portfolio, it is subject to regular fundamental and technical risk management review. This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares, including:

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Exchange-Traded Vehicle Risk. The Fund may invest in (or short) ETPs. Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles, investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETP or an ETN's reference asset could decrease (or increase in the case of short positions). An ETP's lack of liquidity can result in its value being more volatile than the underlying portfolio investment. In addition, certain of the ETPs may hold, or have exposure to, common portfolio positions, thereby reducing any diversification benefits.

Exchange-Traded Note (ETN) Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Fixed Income Risk. The Fund may be exposed to fixed income risk through its short positions in ETPs that primarily invest in, or have exposure to, fixed income securities. The value of an ETP's portfolio of fixed income securities, or an ETN's reference asset, will change in response to interest rate changes and other factors, such as the perception of the issuers' creditworthiness. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Issuer Risk. From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may appreciate in value.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Mid-Capitalization and Large-Capitalization Risk. The Fund is subject to the risk that medium and large-cap stocks may outperform other segments of the equity market or the equity market as a whole.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Premium-Discount Risk. The Fund's shares may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Trading Risk. Although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the Exchange, make trading in shares inadvisable.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund's performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RETURN
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of September 30, 2013 was -21.62%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	13.20%	2Q/2012
Lowest Return	-17.56%	1Q/2012

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2011
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.50%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
Short Interest Expense	rr_Component1OtherExpensesOverAssets	1.51%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
TOTAL OTHER EXPENSES	rr_OtherExpensesOverAssets	1.62%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	3.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,585
Annual Return 2012	rr_AnnualReturn2012	(26.72%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.56%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2011
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2011
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	(17.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2011

[1]	As a shareholder in certain exchange-traded funds (the 'Acquired Funds'), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. 'Acquired Fund Fees and Expenses' do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including ETNs and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the '1940 Act').
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.